UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05178

Name of Fund: BlackRock Equity Dividend Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Equity Dividend Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2008

Date of reporting period: 08/01/2007 - 10/31/2007

Item 1 - Schedule of Investments

BlackRock Equity Dividend Fund
Schedule of Investments as of October 31, 2007 (Unaudited)     (in U.S. dollars)

                                                              Shares
                   Industry                                     Held   Common Stocks                                       Value
------------------------------------------------------------------------------------------------------------------------------------
Europe
------------------------------------------------------------------------------------------------------------------------------------
France - 1.8%      Oil, Gas & Consumable Fuels - 1.8%        433,800   Total SA (a)                                   $   34,968,618
                   -----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in France                      34,968,618
------------------------------------------------------------------------------------------------------------------------------------
Netherlands        Food Products - 0.7%                      388,700   Unilever NV (a)                                    12,617,202
- 0.7%             -----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in the Netherlands             12,617,202
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.6%      Household Durables - 0.6%                 370,400   Electrolux AB                                       7,195,467
                                                             264,500   Husqvarna AB                                        3,196,152
                   -----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Sweden                      10,391,619
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom     Beverages - 1.2%                        1,037,200   Diageo Plc                                         23,797,127
- 2.6%             -----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 0.8%        205,600   BP Plc (a)                                         16,034,744
                   -----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication                313,800   Vodafone Group Plc (a)                             12,322,926
                   Services - 0.6%
                   -----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in the United Kingdom          52,154,797
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Europe - 5.7%              110,132,236
------------------------------------------------------------------------------------------------------------------------------------
Latin America
------------------------------------------------------------------------------------------------------------------------------------
Cayman Islands     Insurance - 0.3%                           77,200   XL Capital Ltd. Class A                             5,554,540
- 0.3%             -----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Latin America - 0.3%         5,554,540
------------------------------------------------------------------------------------------------------------------------------------
North America
------------------------------------------------------------------------------------------------------------------------------------
Canada - 5.3%      Commercial Banks - 2.0%                   221,100   Bank of Montreal                                   14,745,461
                                                             133,400   Bank of Nova Scotia                                 7,552,249
                                                             276,100   National Bank of Canada                            15,972,969
                                                                                                                      --------------
                                                                                                                          38,270,679
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication             165,773   BCE, Inc.                                           7,229,360
                   Services - 1.3%                           146,800   Manitoba Telecom Services, Inc.                     7,303,869
                                                             164,900   TELUS Corp. (Non-Voting Shares)                     9,599,165
                                                                                                                      --------------
                                                                                                                          24,132,394
                   -----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.7%                    148,000   Barrick Gold Corp.                                  6,580,215
                                                             144,000   Teck Cominco Ltd. Class B                           7,211,814
                                                                                                                      --------------
                                                                                                                          13,792,029
                   -----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels - 1.3%        506,300   Cameco Corp.                                       24,949,203
                   -----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Canada                     101,144,305
------------------------------------------------------------------------------------------------------------------------------------
United States      Aerospace & Defense - 5.2%                231,700   General Dynamics Corp.                             21,075,432
- 72.3%                                                      225,300   Northrop Grumman Corp.                             18,839,586
                                                             449,600   Raytheon Co.                                       28,599,056

BlackRock Equity Dividend Fund
Schedule of Investments as of October 31, 2007 (Unaudited)     (in U.S. dollars)

                                                              Shares
                   Industry                                     Held   Common Stocks                                       Value
------------------------------------------------------------------------------------------------------------------------------------
                                                             106,000   Rockwell Collins, Inc.                         $    7,929,860
                                                             298,400   United Technologies Corp.                          22,854,456
                                                                                                                      --------------
                                                                                                                          99,298,390
                   -----------------------------------------------------------------------------------------------------------------
                   Beverages - 0.8%                          256,600   The Coca-Cola Co.                                  15,847,616
                   -----------------------------------------------------------------------------------------------------------------
                   Capital Markets - 0.9%                     35,568   The Bank of New York Mellon Corp.                   1,737,497
                                                               3,300   Franklin Resources, Inc.                              427,944
                                                             235,600   Morgan Stanley                                     15,846,456
                                                                                                                      --------------
                                                                                                                          18,011,897
                   -----------------------------------------------------------------------------------------------------------------
                   Chemicals - 3.3%                          109,700   Air Products & Chemicals, Inc.                     10,734,145
                                                             118,100   The Dow Chemical Co.                                5,319,224
                                                             353,500   E.I. du Pont de Nemours & Co.                      17,501,785
                                                             157,400   Lyondell Chemical Co.                               7,468,630
                                                             149,000   Olin Corp.                                          3,394,220
                                                               7,600   PPG Industries, Inc.                                  568,024
                                                              84,200   Praxair, Inc.                                       7,197,416
                                                             226,000   Rohm & Haas Co.                                    11,724,880
                                                                                                                      --------------
                                                                                                                          63,908,324
                   -----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 2.4%                    81,400   SunTrust Banks, Inc.                                5,909,640
                                                             324,800   U.S. Bancorp                                       10,770,368
                                                             216,300   Wachovia Corp.                                      9,891,399
                                                             570,500   Wells Fargo & Co.                                  19,402,705
                                                                                                                      --------------
                                                                                                                          45,974,112
                   -----------------------------------------------------------------------------------------------------------------
                   Computers & Peripherals - 1.6%            350,900   Hewlett-Packard Co.                                18,134,512
                                                             106,600   International Business Machines Corp.              12,378,392
                                                                                                                      --------------
                                                                                                                          30,512,904
                   -----------------------------------------------------------------------------------------------------------------
                   Consumer Finance - 0.2%                    75,400   American Express Co.                                4,595,630
                   -----------------------------------------------------------------------------------------------------------------
                   Containers & Packaging - 0.7%             248,900   Temple-Inland, Inc.                                13,358,463
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified Financial                     903,312   Bank of America Corp.                              43,611,903
                   Services - 5.7%                           809,300   Citigroup, Inc.                                    33,909,670
                                                             667,400   JPMorgan Chase & Co.                               31,367,800
                                                                                                                      --------------
                                                                                                                         108,889,373
                   -----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication           1,300,025   AT&T Inc.                                          54,328,045
                   Services - 4.8%                           683,600   Verizon Communications, Inc.                       31,493,452
                                                             466,042   Windstream Corp.                                    6,268,265
                                                                                                                      --------------
                                                                                                                          92,089,762
                   -----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 5.5%                 119,800   American Electric Power Co., Inc.                   5,775,558
                                                             765,920   Duke Energy Corp.                                  14,682,686

BlackRock Equity Dividend Fund
Schedule of Investments as of October 31, 2007 (Unaudited)     (in U.S. dollars)

                                                              Shares
                   Industry                                     Held   Common Stocks                                       Value
------------------------------------------------------------------------------------------------------------------------------------
                                                             246,100   Exelon Corp.                                   $   20,372,158
                                                             201,400   FPL Group, Inc.                                    13,779,788
                                                             139,300   FirstEnergy Corp.                                   9,709,210
                                                             160,700   ITC Holdings Corp.                                  9,198,468
                                                             190,300   Northeast Utilities Inc.                            5,866,949
                                                             330,000   PPL Corp.                                          17,061,000
                                                             265,800   The Southern Co.                                    9,744,228
                                                                                                                      --------------
                                                                                                                         106,190,045
                   -----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.4%                 5,900   Emerson Electric Co.                                  308,393
                                                              98,000   Rockwell Automation, Inc.                           6,750,240
                                                                                                                      --------------
                                                                                                                           7,058,633
                   -----------------------------------------------------------------------------------------------------------------
                   Energy Equipment & Services - 2.6%         91,600   Diamond Offshore Drilling, Inc.                    10,371,868
                                                              74,200   GlobalSantaFe Corp.                                 6,012,426
                                                             410,000   Halliburton Co.                                    16,162,200
                                                             174,500   Schlumberger Ltd.                                  16,851,465
                                                                                                                      --------------
                                                                                                                          49,397,959
                   -----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.1%            44,900   Wal-Mart Stores, Inc.                               2,029,929
                   -----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.9%                       90,400   General Mills, Inc.                                 5,218,792
                                                             112,700   H.J. Heinz Co.                                      5,272,106
                                                             198,503   Kraft Foods, Inc.                                   6,631,985
                                                                                                                      --------------
                                                                                                                          17,122,883
                   -----------------------------------------------------------------------------------------------------------------
                   Gas Utilities - 1.4%                      144,100   AGL Resources, Inc.                                 5,696,273
                                                             297,500   Equitable Resources, Inc.                          16,755,200
                                                             185,660   Spectra Energy Corp.                                4,823,447
                                                                                                                      --------------
                                                                                                                          27,274,920
                   -----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants &                     128,450   McDonald's Corp.                                    7,668,465
                   Leisure - 0.7%                            137,600   Tim Hortons, Inc.                                   5,215,040
                                                                                                                      --------------
                                                                                                                          12,883,505
                   -----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.3%                 224,000   Newell Rubbermaid, Inc.                             6,531,840
                   -----------------------------------------------------------------------------------------------------------------
                   Household Products - 2.6%                 196,100   Clorox Co.                                         12,269,977
                                                             209,500   Kimberly-Clark Corp.                               14,851,455
                                                             336,200   The Procter & Gamble Co.                           23,372,624
                                                                                                                      --------------
                                                                                                                          50,494,056
                   -----------------------------------------------------------------------------------------------------------------
                   Independent Power Producers &              75,200   Constellation Energy Group, Inc.                    7,121,440
                   Energy Traders - 0.4%
                   -----------------------------------------------------------------------------------------------------------------

BlackRock Equity Dividend Fund
Schedule of Investments as of October 31, 2007 (Unaudited)     (in U.S. dollars)

                                                              Shares
                   Industry                                     Held   Common Stocks                                       Value
------------------------------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 2.9%           165,800   3M Co.                                         $   14,318,488
                                                             998,650   General Electric Co.                               41,104,434
                                                                                                                      --------------
                                                                                                                          55,422,922
                   -----------------------------------------------------------------------------------------------------------------
                   Insurance - 2.9%                           96,500   The Allstate Corp.                                  5,056,600
                                                             158,600   Chubb Corp.                                         8,461,310
                                                             253,800   Lincoln National Corp.                             15,829,506
                                                              78,000   Marsh & McLennan Cos., Inc.                         2,019,420
                                                             451,994   The Travelers Cos., Inc.                           23,598,607
                                                                                                                      --------------
                                                                                                                          54,965,443
                   -----------------------------------------------------------------------------------------------------------------
                   Machinery - 2.3%                          228,600   Caterpillar, Inc.                                  17,055,846
                                                             175,600   Deere & Co.                                        27,200,440
                                                                                                                      --------------
                                                                                                                          44,256,286
                   -----------------------------------------------------------------------------------------------------------------
                   Marine - 0.3%                             193,900   Eagle Bulk Shipping, Inc.                           6,610,051
                   -----------------------------------------------------------------------------------------------------------------
                   Media - 1.1%                              432,100   CBS Corp. Class B                                  12,401,270
                                                             157,600   The McGraw-Hill Cos., Inc.                          7,886,304
                                                                                                                      --------------
                                                                                                                          20,287,574
                   -----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.7%                    102,500   Southern Copper Corp.                              14,319,250
                   -----------------------------------------------------------------------------------------------------------------
                   Multi-Utilities - 2.5%                     97,500   Consolidated Edison, Inc.                           4,591,275
                                                              99,800   DTE Energy Co.                                      4,950,080
                                                             131,600   Dominion Resources, Inc.                           12,058,508
                                                             130,800   PG&E Corp.                                          6,400,044
                                                             100,200   Public Service Enterprise Group, Inc.               9,579,120
                                                             110,000   Sempra Energy                                       6,766,100
                                                              89,000   Wisconsin Energy Corp.                              4,261,320
                                                                                                                      --------------
                                                                                                                          48,606,447
                   -----------------------------------------------------------------------------------------------------------------
                   Multiline Retail - 0.1%                    57,018   Macy's, Inc.                                        1,826,286
                   -----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable                     468,738   Chevron Corp.                                      42,894,214
                   Fuels - 11.3%                             325,400   ConocoPhillips                                     27,645,984
                                                             289,700   Consol Energy, Inc.                                16,368,050
                                                             694,400   Exxon Mobil Corp.                                  63,877,856
                                                             388,900   Marathon Oil Corp.                                 22,995,657
                                                             131,200   Murphy Oil Corp.                                    9,660,256
                                                             217,900   Occidental Petroleum Corp.                         15,045,995
                                                             309,600   Peabody Energy Corp.                               17,260,200
                                                                                                                      --------------
                                                                                                                         215,748,212
                   -----------------------------------------------------------------------------------------------------------------

BlackRock Equity Dividend Fund
Schedule of Investments as of October 31, 2007 (Unaudited)     (in U.S. dollars)

                                                              Shares
                   Industry                                     Held   Common Stocks                                       Value
------------------------------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 1.6%            204,100   International Paper Co.                        $    7,543,536
                                                             235,300   MeadWestvaco Corp.                                  7,915,492
                                                             189,000   Weyerhaeuser Co.                                   14,346,990
                                                                                                                      --------------
                                                                                                                          29,806,018
                   -----------------------------------------------------------------------------------------------------------------
                   Personal Products - 0.5%                  219,400   Avon Products, Inc.                                 8,991,012
                   -----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 3.0%                    145,400   Abbott Laboratories                                 7,941,748
                                                             231,200   Bristol-Myers Squibb Co.                            6,933,688
                                                             142,600   Johnson & Johnson                                   9,293,242
                                                             102,550   Merck & Co., Inc.                                   5,974,563
                                                             617,600   Pfizer, Inc.                                       15,199,136
                                                             251,000   Wyeth                                              12,206,130
                                                                                                                      --------------
                                                                                                                          57,548,507
                   -----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts              86,800   Kimco Realty Corp.                                  3,603,936
                   (REITs) - 0.6%                             35,750   Simon Property Group, Inc.                          3,721,933
                                                              85,800   Taubman Centers, Inc.                               5,051,046
                                                                                                                      --------------
                                                                                                                          12,376,915
                   -----------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor            258,600   Intel Corp.                                         6,956,340
                   Equipment - 0.4%
                   -----------------------------------------------------------------------------------------------------------------
                   Software - 0.5%                           245,100   Microsoft Corp.                                     9,022,131
                   -----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.4%                   331,900   Limited Brands, Inc.                                7,305,119
                                                              22,900   The Talbots, Inc.                                     336,859
                                                                                                                      --------------
                                                                                                                           7,641,978
                   -----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury                  5,800   VF Corp.                                              505,354
                   Goods - 0.0%
                   -----------------------------------------------------------------------------------------------------------------
                   Thrifts & Mortgage Finance - 0.1%          23,100   Freddie Mac                                         1,206,513
                   -----------------------------------------------------------------------------------------------------------------
                   Tobacco - 0.3%                             89,500   Altria Group, Inc.                                  6,527,235
                   -----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication                 79,700   Alltel Corp.                                        5,670,655
                   Services - 0.3%
                   -----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in the United States        1,386,886,810
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in North America - 77.6%    1,488,031,115
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
------------------------------------------------------------------------------------------------------------------------------------
Australia - 6.5%   Metals & Mining - 6.5%                    909,600   Alumina Ltd.                                        5,716,268
                                                           1,258,500   BHP Billiton Ltd.                                  54,801,166
                                                           2,322,800   BlueScope Steel Ltd.                               23,168,043
                                                             385,470   Rio Tinto Ltd.                                     40,011,601
                   -----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in Australia                  123,697,078
------------------------------------------------------------------------------------------------------------------------------------
China - 1.0%       Metals & Mining - 1.0%                    257,620   Aluminum Corp. of China Ltd. (a)                   18,868,089
                   -----------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in China                       18,868,089
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Equity Dividend Fund
Schedule of Investments as of October 31, 2007 (Unaudited)     (in U.S. dollars)


                                                                       Common Stocks                                       Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks in the
                                                                       Pacific Basin/Asia - 7.5%                      $  142,565,167
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Investments in Common Stocks
                                                                       (Cost - $1,267,749,781) - 91.1%                 1,746,283,058
------------------------------------------------------------------------------------------------------------------------------------

                                                          Beneficial
                                                            Interest   Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                        $164,566,798   BlackRock Liquidity Series, LLC
                                                                       Cash Sweep Series, 4.96% (b)(c)                   164,566,798
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Short-Term Securities
                                                                       (Cost - $164,566,798) - 8.6%                      164,566,798
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Investments
                                                                       (Cost - $1,432,316,579*) - 99.7%                1,910,849,856

                                                                       Other Assets Less Liabilities - 0.3%                6,163,635
                                                                                                                      --------------
                                                                       Net Assets - 100.0%                            $1,917,013,491
                                                                                                                      ==============

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 1,432,538,643
                                                                ===============
      Gross unrealized appreciation                             $   490,564,837
      Gross unrealized depreciation                                 (12,253,624)
                                                                ---------------
      Net unrealized appreciation                               $   478,311,213
                                                                ===============

(a)   Depositary receipts.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------------------------------------
                                                                                             Interest
      Affiliate                                                      Net Activity             Income
      ------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series             $   37,052,880         $ 1,643,320
      ------------------------------------------------------------------------------------------------

(c)   Represents the current yield as of October 31, 2007.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock Equity Dividend Fund

Date: December 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    BlackRock Equity Dividend Fund

Date: December 19, 2007


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    BlackRock Equity Dividend Fund

Date: December 19, 2007